Document and Entity Information	Sep. 30, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Sep. 30, 2022
Entity Registrant Name	Global Blood Therapeutics, Inc.
Entity Incorporation, State or Country Code	DE
Entity File Number	001-37539
Entity Tax Identification Number	27-4825712
Entity Address, Address Line One	181 Oyster Point Blvd
Entity Address, City or Town	South San Francisco
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	94080
City Area Code	650
Local Phone Number	741-7700
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0001629137
Title of 12(b) Security	Common Stock, par value $0.001 per share
Trading Symbol	GBT
Security Exchange Name	NASDAQ